Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

October 31, 2019

Dates Covered
Collections Period	10/01/19 - 10/31/19
Interest Accrual Period	10/15/19 - 11/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/19	213,248,244.98	17,809
Yield Supplement Overcollateralization Amount 09/30/19	5,682,857.94	0
Receivables Balance 09/30/19	218,931,102.92	17,809
Principal Payments	11,306,017.25	372
Defaulted Receivables	522,407.92	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/19	5,213,229.26	0
Pool Balance at 10/31/19	201,889,448.49	17,405

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.50%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	6,174,844.16	387
Past Due 61-90 days	1,742,869.78	114
Past Due 91-120 days	405,982.39	26
Past Due 121+ days	0.00	0
Total	8,323,696.33	527

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.02%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.04%
Delinquency Trigger Occurred	NO

Recoveries	474,184.03
Aggregate Net Losses/(Gains) - October 2019	48,223.89
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.26%
Prior Net Losses Ratio	1.45%
Second Prior Net Losses Ratio	1.14%
Third Prior Net Losses Ratio	0.92%
Four Month Average	0.94%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.44%

Overcollateralization Target Amount	9,631,681.66
Actual Overcollateralization	9,631,681.66
Weighted Average APR	3.86%
Weighted Average APR, Yield Adjusted	5.95%
Weighted Average Remaining Term	31.20

Flow of Funds	$ Amount

Collections	12,465,569.51
Investment Earnings on Cash Accounts	36,839.61
Servicing Fee	(182,442.59)
Transfer to Collection Account	0.00
Available Funds	12,319,966.53

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	203,729.11
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	1,727,114.83
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	9,631,681.66
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	719,943.18

Total Distributions of Available Funds	12,319,966.53

Servicing Fee	182,442.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 10/15/19	203,616,563.32
Principal Paid	11,358,796.49
Note Balance @ 11/15/19	192,257,766.83

Class A-1
Note Balance @ 10/15/19	0.00
Principal Paid	0.00
Note Balance @ 11/15/19	0.00
Note Factor @ 11/15/19	0.0000000%

Class A-2
Note Balance @ 10/15/19	0.00
Principal Paid	0.00
Note Balance @ 11/15/19	0.00
Note Factor @ 11/15/19	0.0000000%

Class A-3
Note Balance @ 10/15/19	102,126,563.32
Principal Paid	11,358,796.49
Note Balance @ 11/15/19	90,767,766.83
Note Factor @ 11/15/19	28.0147428%

Class A-4
Note Balance @ 10/15/19	75,480,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	75,480,000.00
Note Factor @ 11/15/19	100.0000000%

Class B
Note Balance @ 10/15/19	26,010,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	26,010,000.00
Note Factor @ 11/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	241,226.86
Total Principal Paid	11,358,796.49
Total Paid	11,600,023.35

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	110,637.11
Principal Paid	11,358,796.49
Total Paid to A-3 Holders	11,469,433.60

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2562182
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.0647022
Total Distribution Amount	12.3209204

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3414726
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.0580139
Total A-3 Distribution Amount	35.3994865

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	152.05
Noteholders' Principal Distributable Amount	847.95

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/19	23,407,920.41
Investment Earnings	36,837.53
Investment Earnings Paid	(36,837.53)
Deposit/(Withdrawal)	-
Balance as of 11/15/19	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41